CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss Relating to House Price Index - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
HPI 10pp Increase [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss Relating to House Price Index [Line Items]
ECL impact	£ (110)	£ (114)
HPI 10pp Decrease [member]
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Expected Credit Loss Relating to House Price Index [Line Items]
ECL impact	£ 147	£ 154